Share-based compensation (Tables)	9 Months Ended
Sep. 30, 2025
Share based compensation [abstract]
Schedule of number of share options outstanding

The changes in the number of share options outstanding during the periods ended September 30, 2025, and 2024 are as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	42,456	6.97
Granted	155,692	18.60
Exercised	(37,192)	5.53
Outstanding as at September 30, 2025	160,956	18.87
Exercisable as at September 30, 2025	160,956	18.87

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2023	37,856	101.59
Granted	54,308	26.24
Exercised	(1,446)	97.50
Cancelled	(47,358)	95.84
Expired	(904)	352.83
Outstanding as at September 30, 2024	42,456	6.97
Exercisable as at September 30, 2024	34,123	7.30

Schedule of fair values of options granted using the Black-Scholes option pricing model

The fair value of share options granted during the nine months ended September 30, 2025, and 2024, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2025	2024
Grant date share price	C$6.64-C$22.75	C$2.84 - C$72.15
Exercise price	C$6.60-C$24.50	C$5.25 - C$97.50
Expected dividend yield	—	—
Risk free interest rate	2.60% - 2.77%	2.91% - 4.20%
Expected life	2-5 years	2 years
Expected volatility	119 - 136%	66% - 103%

Schedule of company’s share options outstanding

The following table is a summary of the Company’s share options outstanding as at September 30, 2025:

Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
154.39	228	0.41	154.39	228
156.55	228	0.48	156.55	228
5.60	12,500	0.93	5.60	12,500
9.90	50,000	1.48	9.90	50,000
24.50	98,000	4.99	24.50	98,000
18.87	160,956	3.57	18.87	160,956

Schedule of fair values of PSUs granted using the Black-Scholes option pricing model

The change in the number of RSUs during the nine months ended September 30, 2025, and 2024, is as follows:

Number of RSUs
#
Outstanding as at December 31, 2024	32,690
Granted	157,600
Converted to common shares	(92,690)
Outstanding as at September 30, 2025	97,600

Number of RSUs
#
Outstanding as at December 31, 2023	—
Granted	41,036
Converted to common shares	(8,346)
Outstanding as at September 30, 2024	32,690

Schedule of share-based compensation

The Company recognized share-based compensation as follows for the three and nine months ended September 30, 2025, and 2024:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
	$	$	$	$
Share options (i)	957,974	31,547	1,632,261	200,814
RSUs	38,220	33,877	504,789	33,877
	996,194	65,424	2,137,050	234,691

(i)	Includes $36,875 share-based compensation from Unbuzzd for the nine months ended September 30, 2025.